[Janus Letterhead]
August 11, 2014
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”) 1933 Act File No. 002-34393 1940 Act File No. 811-01879
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 205 and Amendment No. 188 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(1) under the 1933 Act. The Amendment relates only to the following series and classes:

Series	Class
Alternative Fund
Janus Diversified Alternatives Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
Asset Allocation Funds
Janus Global Allocation Fund – Conservative	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares
Janus Global Allocation Fund – Growth	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares
Janus Global Allocation Fund – Moderate	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares
Fixed Income Funds
Janus Flexible Bond Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares
Janus Global Bond Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
Janus High-Yield Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares
Janus Multi-Sector Income Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
Janus Real Return Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares
Janus Short-Term Bond Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
Janus Unconstrained Bond Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

Series	Class
Mathematical Funds
INTECH Global Dividend Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
INTECH International Fund	Class A Shares, Class C Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
INTECH U.S. Core Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
INTECH U.S. Growth Fund	Class A Shares, Class C Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
INTECH U.S. Value Fund	Class A Shares, Class C Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
Money Market Funds
Janus Government Money Market Fund	Class D Shares, Class T Shares
Janus Money Market Fund	Class D Shares, Class T Shares
Value Funds
Perkins Large Cap Value Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
Perkins Mid Cap Value Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class L Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares
Perkins Select Value Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
Perkins Small Cap Value Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class L Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares
Perkins Value Plus Income Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
The Registrant respectfully requests selective review of the Amendment. For your convenience, the Registrant has marked the individual prospectuses and statements of additional information (“SAIs”) comprising the Amendment as follows:
•	All disclosure is cumulatively marked against similar disclosure in the prospectuses and SAIs dated October 28, 2013, January 28, 2014, February 28, 2014, and May 27, 2014, as applicable.
As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(1) of the 1933 Act, the Amendment is scheduled to become effective on October 28, 2014.
If you have any questions regarding this filing, please call me at (303) 336-7849.
Respectfully,
/s/ Richard C. Noyes
Richard C. Noyes
Senior Legal Counsel
Enclosures (via EDGAR only)

cc:	Stephanie Grauerholz, Esq. Larry Greene, Esq. Donna Brungardt